Cover	Oct. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Entity File Number	0-15057
Entity Registrant Name	PAM TRANSPORTATION SERVICES, INC.
Entity Central Index Key	0000798287
Entity Tax Identification Number	71-0633135
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	297 West Henri De Tonti
Entity Address, City or Town	Tontitown
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72770
City Area Code	(479)
Local Phone Number	361-9111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	PTSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false